Divested Operations and Assets Held For Sale	12 Months Ended
Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Divested Operations and Assets Held For Sale
3.	DIVESTED OPERATIONS AND ASSETS HELD FOR SALE
Fiscal 2020 Divestitures
In December 2019, the Company completed the sale of its manufacturing operations at its Nashville, TN, facility for cash proceeds net of transaction costs of approximately $58,000, including approximately $7,000 allocated as a premium paid by the buyer in exchange for a specified performance guarantee. The Company recognized a loss of approximately $64,000, which is presented on the accompanying consolidated statements of operations within loss on sale of assets and businesses. The operating results of the Nashville manufacturing operations are included in Aerospace Structures through the date of divestiture. Additionally, as part of the transaction, the Company agreed to transfer to the buyer, within 120 days from the date of closing, certain defined benefit pension assets and obligations of approximately $55,000 associated with the Nashville manufacturing operations. In accordance with applicable defined benefit pension plan accounting guidance, the transfer was treated as a settlement for purposes of the Company’s financial statements and resulted in accelerated recognition of previously unrecognized actuarial losses. The Company completed the transfer of the defined benefit pension assets and obligations in March 2020 and recognized a one-time settlement loss of approximately $28,000.
In September 2019, the Company completed the assignment of its E-2 Jets contract with Embraer for the manufacture of structural components for their program to AeroSpace Technologies of Korea Inc. (“ASTK”). As part of this transaction, the Company transferred certain assets and liabilities to ASTK and recognized a gain of approximately $10,000, which is presented on the accompanying consolidated statements of operations within loss on sale of assets and businesses. The assets and liabilities transferred were included within Aerospace Structures through the date of divestiture.
Fiscal 2019 Divestitures
In March 2019, the Company sold all of the shares of Triumph Structures – Kansas City, Inc.; Triumph Structures – Wichita, Inc.; Triumph Gear Systems – Toronto; ULC; and Triumph Northwest (The Triumph Group Operations, Inc.) (together, “Machining”). Total cash proceeds net of transaction costs for the sale of Machining was approximately $43,000. A portion of the proceeds associated with the sale of Machining included consideration in the form of a note receivable of $10,000. Upon closing, the Company recognized a loss of approximately $116,000. An additional loss of approximately $3,000 was recognized during the fiscal 2020, as a result of working capital adjustments and additional transaction costs and is presented within loss on sale of assets and businesses on the accompanying condensed consolidated statements of operations.
In March 2019, the Company sold all of the shares of (i) Triumph Fabrications - San Diego, Inc. and Triumph Fabrications - Ft. Worth, Inc. (together, “Fabrications”), and (ii) Triumph Aviation Services - NAAS Division, Inc. (“NAAS”). Total cash proceeds net of transaction costs for the sales of Fabrications and NAAS were approximately $133,000 and $18,000, respectively. As a result of the sales of Fabrications, the Company recognized a gain of approximately $54,000. The sale of NAAS resulted in an immaterial gain.
In February 2019, the Company transitioned responsibility for the Global 7500 wing program manufacturing operations of Aerospace Structures to Bombardier at which point Bombardier assumed the program’s assets and obligations. As a result of this transfer, the Company recognized a loss of approximately $169,000. The Company continues to provide transition services related to infrastructure support reducing in scope over the next several months, as well as a lease of the building in Red Oak, Texas, dedicated to the manufacturer of the Global 7500 wing to Bombardier.
In July and August 2018, respectively, the Company sold all of the shares of Triumph Structures - East Texas, Inc. as well as all of the shares of Triumph Structures - Los Angeles, Inc., and Triumph Processing, Inc. for combined cash proceeds net of transactions costs of approximately $43,000 and a note receivable of $7,000. The note receivable was collected in October 2018.
As a result of these sales, the Company recognized losses of approximately $17,000, which are presented on the accompanying consolidated statements of operations within loss on sale of assets and businesses.
Fiscal 2018 Divestitures
In March 2018, the Company sold all of the shares of Triumph Structures - Long Island, LLC (“TS-LI”) for cash proceeds of $9,500 and a note receivable of $1,400. The note receivable was collected in July 2018. As a result of the sale of TS-LI, the Company recognized a loss of $10,370. The operating results of TS-LI were included in Aerospace Structures through the date of divestiture.
In September 2017, the Company sold all of the shares of Triumph Processing - Embee Division, Inc. (“Embee”) for total cash proceeds of $64,986. As a result of the sale of Embee, the Company recognized a loss of $17,857. The operating results of Embee were included in Integrated Systems through the date of divestiture.